Description of Business and Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability	$ 2,757,966	$ 3,574,958	$ 4,439,613
Level 1 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability
Level 2 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability
Level 3 [Member]
Summary of forth assets and liabilities measured at fair value on a recurring and non recurring basis
Derivative liability	$ 2,757,966	$ 3,574,958	$ 4,439,613